Ordinary shares (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			12 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Nov. 01, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014	Jul. 03, 2013	Dec. 31, 2014 Ordinary shares USD ($)	Nov. 01, 2013 Ordinary shares	Jul. 20, 2011 Ordinary shares USD ($)	Jul. 20, 2011 Ordinary shares Baidu	Mar. 04, 2013 Ordinary shares Investors USD ($)	Mar. 04, 2013 Ordinary shares Investors USD ($)	Nov. 01, 2013 ADSs	Nov. 01, 2013 ADSs USD ($)	Jul. 03, 2013 Class A item	Dec. 31, 2014 Class A item	Dec. 31, 2013 Class A item	Nov. 01, 2013 Class A	Nov. 01, 2013 Class B	Jul. 03, 2013 Class B item	Dec. 31, 2014 Class B USD ($) item	Dec. 31, 2013 Class B item	Nov. 01, 2013 Class B USD ($)
Ordinary shares
Number of shares subscribed								181,402,116	21,662,296		12,612,800						1,000,000
Share price (in dollars per share)										$ 2.6313		$ 15.00							$ 5		$ 5.00
Number of underlying shares represented by one ADR																			3	3	3
Number of ordinary shares outstanding						342,183,204								224,299,179	302,850,254	302,850,254			134,376,522	39,332,950	39,332,950
Total consideration of shares subscribed	$ 194,200	354,586							$ 57,000
Purchased shares represented as a percentage of total ordinary shares									7.14%
Estimated fair value of shares					$ 1.58
Redemption price (in dollars per share)					$ 1.45533		$ 1.45533
Percentage of shareholders to be exercised by investors for redemption request of ordinary share					80.00%
Number of business days from redemption request within which company need to reissue shares to each other than redeeming investors					3 days
Redesignation of issued ordinary shares to Class A ordinary shares				203,064,412
Redesignation of redeemable ordinary shares to Class A ordinary shares				100,280,392
Redesignation of authorized but unissued ordinary shares to Class B ordinary shares				496,655,196
Number of class B ordinary shares to be issued upon conversion of class A ordinary shares			1	1
Number of votes per common share held													3	3	3			1	1	1